CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Provision for doubtful accounts	¥ 496,918	¥ 250,696
Quality assurance receivable, net of credit loss allowance	374,304	239,506
Provision for loan losses	294,355	427,873
Deferred guarantee income	1,805,164	1,089,503
Expected credit losses	3,555,618	3,188,561
Payroll and welfare payable	274,408	252,918
Taxes payable	134,027	200,648
Funds payable to investors of consolidated trusts	1,845,210	1,795,640
Contract liabilities	5,109	8,436
Amounts due to related parties	1,000	2,265
Leasing liabilities	176,990	33,356
Deferred tax liabilities	232,188	137,632
Accrued expenses and other liabilities	¥ 908,708	¥ 719,982
Ordinary stock, shares issued | shares	1,550,071,169
Treasury stock, common shares | shares	136,874,400	116,279,765
Consolidated VIEs' principal subsidiaries [Member]
Deferred guarantee income	¥ 1,723,200	¥ 1,089,503
Expected credit losses	3,239,835	3,188,561
Payroll and welfare payable	157,955	146,697
Taxes payable	51,574	57,237
Funds payable to investors of consolidated trusts	1,845,210	1,795,640
Contract liabilities	5,109	6,826
Amounts due to related parties	1,000	2,265
Leasing liabilities	174,062	33,184
Deferred tax liabilities	140,212	45,656
Accrued expenses and other liabilities	890,047	679,720
VIE's subsidiaries [Member]
Deferred guarantee income	1,723,200	1,089,503
Expected credit losses	3,239,835	3,188,561
Payroll and welfare payable	157,955	146,697
Taxes payable	51,574	57,237
Funds payable to investors of consolidated trusts	1,845,210	1,795,640
Contract liabilities	5,109	6,826
Amounts due to related parties	1,000	2,265
Leasing liabilities	174,062	33,184
Deferred tax liabilities	140,212	45,656
Accrued expenses and other liabilities	¥ 890,047	¥ 679,720
Class A Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	980,871,169	970,871,169
Ordinary Stock, shares outstanding | shares	843,996,769	854,591,404
Class B Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	569,200,000	579,200,000
Ordinary Stock, shares outstanding | shares	569,200,000	579,200,000
Consolidated Trust [Member]
Deferred guarantee income	¥ 1,723,200	¥ 1,089,503
Expected credit losses	3,239,835	3,188,561
Payroll and welfare payable	157,955	146,697
Taxes payable	51,574	57,237
Funds payable to investors of consolidated trusts	1,845,210	1,795,640
Contract liabilities	5,109	6,826
Amounts due to related parties	1,000	2,265
Leasing liabilities	174,062	33,184
Deferred tax liabilities	140,212	45,656
Accrued expenses and other liabilities	¥ 890,047	¥ 679,720